Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	FC Global Realty Inc.
Entity Central Index Key	0000711665
Document Type	S-4
Trading Symbol	FCRE
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity's Reporting Status Current	Yes
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer